Cost of Sales (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Cost Of Sales Text Block Abstract
Schedule of cost of sales
	6 months ended June 30		3 months ended June 30
(in thousands)	2022	2021	2022	2021

Inventory expensed	$839	$2,324	$480	$505
Royalties	94	208	40	58
Other expenses	506	583	341	260
Total	$1,439	$3,115	$861	$823